CONSOLIDATED STATEMENT OF STOCKHOLDERS DEFICIT (USD $)	Common Stock [Member] Predecessor [Member]	Additional Paid in Capital [Member] Predecessor [Member]	Deficit Accumulated During Development Stage [Member] Predecessor [Member]	Total	Predecessor [Member]
Beginning Balance at Jun. 18, 2012
Issuance of common stock for acquisition of Alkaline 84, LLC March 31, 2013	$ 100	$ 253,805			$ 253,905
Issuance of common stock for acquisition of Alkaline 84, LLC March 31, 2013 (Shares)	100,000
Net loss			(283,388)		(283,388)
Ending Balance at Mar. 31, 2013	$ 100	$ 253,805	$ (283,388)		$ (29,483)
Ending Balance (Shares) at Mar. 31, 2013	100,000